NOTES PAYABLE (Details Narrative)																													1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 16, 2024 $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 27, 2024 USD ($) $ / shares	Mar. 26, 2024 USD ($) shares	Mar. 22, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares	Oct. 04, 2023 USD ($) $ / shares shares	Sep. 21, 2023 shares	Sep. 20, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Apr. 20, 2023 $ / shares shares	May 27, 2022 USD ($)	Jan. 28, 2022 USD ($) $ / shares shares	Dec. 17, 2021 shares	Sep. 30, 2021 shares	Sep. 14, 2021 shares	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($) shares	Oct. 31, 2023 USD ($) shares	Oct. 31, 2022 USD ($) shares	Jan. 30, 2025 USD ($)	Dec. 30, 2024 USD ($)	Nov. 30, 2024 USD ($)	Oct. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 11, 2023 $ / shares	Jun. 23, 2023 $ / shares	May 02, 2023 $ / shares	Oct. 17, 2022 $ / shares	Jan. 31, 2022 $ / shares shares
Short-Term Debt [Line Items]
Proceeds from convertible debt																																			$ 550,000		$ 2,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 12.60	$ 3.40			$ 2.00	$ 2.60			$ 4.80	$ 5.80		$ 6.20	$ 6.80
Payments of Debt Issuance Costs																																			$ 210,778		$ 350,320	575,438
Share Price | $ / shares																		$ 5.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																																			5 years		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																			137.10%		137.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																																			0.00%		0.00%
Conversion rate			100.00%
Debt converted, value					$ 221,449								$ 574,779
Description of amendment to first tranche note											i) a reduction of the floor price of the conversion price from
Convertible Notes Payable, Current																														$ 1,217,597							$ 1,217,597
Payment of execution																		$ 100,000
Adjustments to Additional Paid in Capital, Other																		$ 400,000
Payable to related party																																			129,589
Gross proceeds																																			125,000			4,820,000
Unsecured Debt								$ 125,000
Interest Payable, Current																														0				4,384	4,384		0
Amortization of Debt Discount (Premium)																																			1,803,758	432,693	473,240	1,218,951
Stock Issued During Period, Value, Conversion of Convertible Securities																																				$ 5,164,875
Notes payable																														1,217,597				1,574,541	1,574,541		1,217,597	5,428,936
Number of shares required to reserve and register | shares																			658,099
Percentage of common shares required to reserve																			200.00%
Percentage of shares required to reserve upon conversion of note																			200.00%
IPO [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																															$ 4,500,000
Stock Issued During Period, Shares, New Issues | shares																															18,750
Shares Issued, Price Per Share | $ / shares																															$ 60.00
Related Party [Member]
Short-Term Debt [Line Items]
Interest expense																																					7,015	120,337
Notes payable current																																		254,589	254,589			1,025,497
Notes payable current																														1,032,512							1,032,512	2,920,000
Notes payable																																		254,589	254,589			1,025,497
Trio LLC [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares																												245,000
Trio LLC [Member] | Related Party [Member] | IPO [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction																								$ 1,032,512
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Gross proceeds								1,000,000
Short-Term Debt								$ 125,000
Debt instrument, interest rate								10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares								50,000
Investors [Member]
Short-Term Debt [Line Items]
Debt converted, value																									$ 9,000,000
Debt instrument, interest rate																									8.00%
Business combination, consideration transferred																									$ 4,500,000
Issuance of warrants to purchase rate																									50.00%
Debt instrument collateral shares | shares																									225,000
Shares Issued, Price Per Share | $ / shares																									$ 5.80																						$ 5.80
Debt Instrument, Fair Value Disclosure																									$ 1,322,933
Notes payable																																						4,137,720
Investors [Member] | IPO [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																									$ 4,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares																									$ 41.00
Interest expense																																					674,405	1,136,811
Shares Issued, Price Per Share | $ / shares																									$ 60.00
Conversion price, description																									i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of Common Stock on the trading day following the date of the consummation of the IPO multiplied by the discount of 50%.
Debt Instrument, Periodic Payment, Principal																									$ 4,500,000
Debt Instrument, Periodic Payment, Interest																									$ 664,875
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																									251,946
Stock Issued During Period, Value, Conversion of Convertible Securities																									$ 5,164,875
Stock issued during period shares issuance of commitment shares related to the spa shares | shares																									18,750
Notes payable																														$ 0							$ 0	$ 4,137,720
Trio LLC [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																														21.91832%	3.02647%						21.91832%
Trio LLC [Member] | Ken Fron Field [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																		21.91832%
South Salinas Project [Member] | Trio LLC [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																												82.75%		85.75%	85.75%						85.75%
Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares																																																125,973
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 16.00																										$ 20.60
Share Price | $ / shares																							$ 66.00
Proceeds from Issuance or Sale of Equity																						$ 146,938
Stock Issued During Period, Shares, New Issues | shares																				22,592			50,000
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares																							625									20,000				20,000	20,000	500
Shares Issued, Price Per Share | $ / shares																							$ 40.00									$ 20.00												$ 24.20	$ 17.60	$ 42.00
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																																				251,946
Stock Issued During Period, Value, Conversion of Convertible Securities																																				$ 25
Stock issued during period shares issuance of commitment shares related to the spa shares | shares																																				18,750	18,750
Original Issue Terms [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares																					27,994	97,979
New Modified Terms [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares																					22,592	122,474
New Modified Terms [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance or Sale of Equity																$ 100,000					$ 1,000	$ 300,000
Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 3.00
Conversion rate			45.00%
Minimum [Member] | Trio LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction																								780,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 1.42340				7.00
Maximum [Member] | Trio LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Related Party Transaction, Amounts of Transaction																								$ 1,032,512
Maximum [Member] | Investors [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																									15.00%
Second Tranche [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares											$ 3.60	$ 3.40
Debt converted, value											$ 339,334	$ 323,094
Debt Conversion, Converted Instrument, Shares Issued | shares											94,417	94,417
Gain (Loss) on Extinguishment of Debt											$ 64,334	$ 48,094
First Tranche [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 12.60								$ 4.80
Debt converted, value					$ 221,449								$ 574,779
Stock Issued During Period, Shares, New Issues | shares					17,576								119,796
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares																$ 6.20					$ 11.40	$ 28.60
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares																6.20					11.40	30.60
Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																																																50
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares																24.00					20.60	20.60
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares																$ 10.00					$ 2.20	$ 16.00
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																5 years					3 years	3 years
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																5 years					3 years	3 years
Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																																																92
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																137.10%					148.00%	136.00%
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																137.10%					148.00%	136.00%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%					0.00%	0.00%
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%					0.00%	0.00%
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																3.84					4.82	4.54
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input																3.84					4.82	4.54
January Two Thousand And Twenty Two Notes [Member] | Investors [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																									$ 4,500,000
October 2023 SPA [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																			7.00%
Mc Cool Ranch Purchase Agreement [Member]
Short-Term Debt [Line Items]
Payment of execution																		$ 100,000												$ 100,000
Adjustments to Additional Paid in Capital, Other																		400,000
Proceeds from Related Party Debt																		$ 270,000
Payable to related party																																			130,000
Mc Cool Ranch Purchase Agreement [Member] | Trio LLC [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																		21.91832%												21.91832%							21.91832%
Mc Cool Ranch Purchase Agreement [Member] | Trio LLC [Member] | Ken Fron Field [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																		21.91832%
June Two Thousand Twenty Four S P A [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares	37,231
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 257,701
Stock Issued During Period, Shares, New Issues | shares	74,461
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares	$ 6.00
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 7.90500
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	132.52%
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	4.29
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares																										245,000	245,000
Purchase and Sale Agreement [Member] | Trio LLC [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																												82.75%
Purchase and Sale Agreement [Member] | South Salinas Project [Member] | Trio LLC [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																												82.75%
Purchase and Sale Agreement [Member] | South Salinas Project [Member] | Trio LLC [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Business acquisition percentage of working interest																												82.75%
Voting Agreements [Member]
Short-Term Debt [Line Items]
Number of shares as per voting agreements | shares																			201,250
Percentage of common stock outstanding																			20.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal amount														$ 125,000		$ 125,000	$ 125,000
Proceeds from convertible debt																													$ 2,371,500
Debt Instrument, Convertible, Conversion Price | $ / shares						$ 3.40			$ 2.00	$ 2.60			$ 4.80	$ 5.80		$ 6.20	$ 6.80
Conversion rate														103.00%
Debt converted, value														$ 128,750		$ 128,750	$ 128,750
Debt Conversion, Converted Instrument, Shares Issued | shares						257,500			42,917	42,917			91,965	18,393		18,393	18,393
Cash payments made to investor						$ 32,247								$ 49,935		$ 35,837	$ 36,698
Gain (Loss) on Extinguishment of Debt						131,165			$ 180,566	$ 20,547			$ 391,447	30,510		$ 24,873	36,770
Convertible Notes Payable, Current																														$ 1,217,597							$ 1,217,597
Interest expense																																			1,063,372		40,547
Convertible Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares					17,576								119,796
Convertible Notes Payable [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount											$ 275,000	275,000
Conversion rate											103.00%
Debt converted, value											$ 283,250	283,250
Gain (Loss) on Extinguishment of Debt											$ 64,334	$ 48,094
Convertible Notes Payable [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Aggregate principal amount						$ 750,000			125,000	125,000			$ 625,000
Conversion rate						103.00%
Debt converted, value						$ 772,500			128,750	128,750			643,750
Gain (Loss) on Extinguishment of Debt						131,165			180,566	20,547			391,447
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																			$ 3,500,000
Proceeds from convertible debt															$ 550,000				$ 2,000,000.0
Debt instrument original issue discount percentage															7.00%				7.00%
Debt Instrument, Unamortized Discount															$ 38,500				$ 140,000
Payments of Debt Issuance Costs															90,978				350,320
Proceeds from Issuance of Debt															$ 421,000				$ 1,500,000
Percentage of total principal amount																			103.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 24.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																10.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares															$ 6.40				$ 11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares															6.40	6.40
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares																11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares															10.00				$ 24.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares															$ 10.00	11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares																$ 26.40
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															5 years				5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term															5 years	5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															137.10%				137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															137.10%	137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate															0.00%				0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate															0.00%	0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input															3.93				4.72
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input															3.93	3.93
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input																4.72
Convertible Notes Payable [Member] | October 2023 SPA [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																			$ 2,000,000.0
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																			1,500,000
Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Aggregate principal amount			$ 800,000
Debt instrument original issue discount percentage			10.00%
Debt Instrument, Unamortized Discount			$ 80,000
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																			$ 2,000,000
Class of Warrant or Right, Outstanding | shares															22,279				43,336
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 24.00
Debt Instrument, Convertible, Conversion Price | $ / shares																			24.00
Debt instrument floor price | $ / shares																			$ 7.00
Warrants Not Settleable in Cash, Fair Value Disclosure															$ 98,708				$ 332,630
Warrants and Rights Outstanding																			43,335
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares															22,279	2,750
Warrants Not Settleable in Cash, Fair Value Disclosure															$ 98,708	$ 14,753
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares																4,167
Warrants Not Settleable in Cash, Fair Value Disclosure																$ 38,029
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																			$ 2,000,000
Class of Warrant or Right, Outstanding | shares																			43,336
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																			$ 24.00
Debt Instrument, Convertible, Conversion Price | $ / shares																			24.00
Debt instrument floor price | $ / shares																			$ 7.00
Senior Secured Convertible Promissory Note [Member] | June Two Thousand Twenty Four S P A [Member]
Short-Term Debt [Line Items]
Aggregate principal amount	$ 400,000
Debt instrument original issue discount percentage	10.00%
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt converted, value						$ 881,165			$ 84,117	$ 113,300			$ 441,428	$ 105,575		$ 114,036	$ 125,072
March Two Thousand Twenty Four Debt Financing [Member]
Short-Term Debt [Line Items]
Aggregate principal amount							$ 211,500
Debt instrument original issue discount percentage							13.00%
Debt Instrument, Unamortized Discount							$ 27,000
Convertible Notes Payable, Current																														0				194,014	194,014		0
Interest expense																																		21,550	29,514
Gross proceeds							184,500
Net proceeds							$ 164,500
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Long-Term Debt, Gross							$ 25,380
Debt Instrument, Description							The Investor Note contains provisions constituting an Event of Default (as such term is defined in the March 2024 Investor Note) and, upon an Event of Default, the March 2024 Investor Note will be accelerated and become due and payable in an amount equal to 150% of all amounts due and payable under the March 2024 Investor Note with interest at a default rate of 22% per annum. In addition, upon an Event of Default, the March 2024 Investor has the right to convert all or any outstanding amount of the March Investor Note into shares of the Company’s common stock at a conversion price equal to the greater of (i) 75% of the Market Price (as such term is defined in the March 2024 Investor Note) or (ii) the conversion floor price, which is
March Two Thousand Twenty Four Debt Financing [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Aggregate principal amount																																							$ 29,610	$ 29,610	$ 29,610	$ 29,610	$ 118,440
March Two Thousand Twenty Four Debt Financing [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument original issue discount percentage							3.00%
April Two Thousand Twenty Four Debt Financing [Member]
Short-Term Debt [Line Items]
Aggregate principal amount			$ 720,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 5.00
Payments of Debt Issuance Costs			$ 56,000
Stock Issued During Period, Shares, New Issues | shares			37,500
Convertible Notes Payable, Current																																		671,836	671,836
Interest expense																																		503,361	560,189
Gross proceeds			$ 1,000,000
Net proceeds		$ 5,000,000	$ 664,000
Debt Instrument, Interest Rate, Stated Percentage			15.00%
Long-Term Debt, Gross			$ 366,000
Debt instrument outstanding shares		50.00%
Debt Instrument, Maturity Date			Aug. 16, 2024
Payments of Loan Costs			$ 136,000
Amortization of Debt Discount (Premium)																																		102,557	115,148
April Two Thousand Twenty Four Debt Financing [Member] | Investors [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 8.00	$ 9.80
Stock Issued During Period, Shares, New Issues | shares			37,500	37,500
April Two Thousand Twenty Four Debt Financing [Member] | Commitment Shares [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues | shares			75,000
April Two Thousand Twenty Four Debt Financing [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 9.80
April Two Thousand Twenty Four Debt Financing [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross			$ 301,500
April Two Thousand Twenty Four Debt Financing [Member] | Minimum [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 8.00
June Two Thousand Twenty Four Debt Financing [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 7.90500
Debt instrument floor price | $ / shares	$ 2.40
Convertible Notes Payable, Current																														0				$ 454,040	454,040		0
Interest expense																																			$ 35,537
Gross proceeds	$ 720,000
Net proceeds	$ 676,200
Debt Instrument, Description	The June 2024 Notes are initially convertible into shares of Common Stock (the “June 2024 Conversion Shares”) at a conversion price of $
Percentage of total principal amount	103.00%
Percentage of prepayment premium	5.00%
June Two Thousand Twenty Four Debt Financing [Member] | June Two Thousand Twenty Four S P A [Member]
Short-Term Debt [Line Items]
Aggregate principal amount	$ 360,000
Debt instrument original issue discount percentage	10.00%
June Two Thousand Twenty Four S P A [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares	37,231
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 7.90500
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 257,701
Stock Issued During Period, Shares, New Issues | shares	74,461
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares	$ 6.00
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares	$ 7.90500
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	132.52%
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
June Two Thousand Twenty Four S P A [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Debt Instrument, Measurement Input	4.29
Bridge Loan [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding | shares																																	20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 0.20
Debt instrument original issue discount percentage																																	10.00%
Debt Instrument, Unamortized Discount																																	$ 44,000
Payments of Debt Issuance Costs																																	70,438
Proceeds from Issuance of Debt																																	$ 329,562
Share Price | $ / shares																																	$ 0.20
Interest expense																																					174,281	$ 51,040
Gross proceeds																																	$ 444,000
Debt instrument, interest rate																																	100.00%
Notes payable																																						265,719
Debt amount, repaid																																	$ 440,000
Bridge Loan [Member] | IPO [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																																	8.00%
Bridge Loan [Member] | Investors [Member]
Short-Term Debt [Line Items]
Notes payable																														$ 0							$ 0	$ 265,719
Bridge Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate																																	15.00%